Segment and corporate information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment and corporate information
Revenue from health care services	€ 15,418,069	€ 13,876,282	€ 14,114,399
Revenue from health care products	3,979,948	3,742,403	3,744,664
Revenue	19,398,017	17,618,685	17,859,063
Operating income	1,511,755	1,852,290	2,304,409
Interest	(292,476)	(280,429)	(368,019)
Income before income taxes	1,219,279	1,571,861	1,936,390
Depreciation and amortization	(1,718,802)	(1,585,367)	(1,586,869)
Impairment loss	(119,561)	(38,309)	(199,030)
Income (loss) from equity method investees	66,559	92,175	94,518
Total assets	35,754,114	34,366,558	31,689,036
thereof investments in equity method investees	773,724	786,905	761,113
Additions of property, plant and equipment, intangible assets and right of use assets	1,318,421	1,556,864	2,002,523
Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	14,966,580	13,479,438	13,810,589
Revenue from health care products	3,876,321	3,623,951	3,639,995
Revenue	18,842,901	17,103,389	17,450,584
Other revenue
Segment and corporate information
Revenue from health care services	451,489	396,844	303,810
Revenue from health care products	103,627	118,452	104,669
Revenue	555,116	515,296	408,479
Total Segment
Segment and corporate information
Revenue	19,349,545	17,565,191	17,819,419
Operating income	2,095,092	2,314,803	2,718,488
Depreciation and amortization	(1,433,232)	(1,323,424)	(1,334,844)
Impairment loss	(88,775)	(36,137)	(199,030)
Income (loss) from equity method investees	66,559	92,175	94,698
Total assets	31,436,183	30,441,197	28,792,533
thereof investments in equity method investees	773,724	786,905	761,113
Additions of property, plant and equipment, intangible assets and right of use assets	992,110	1,259,901	1,606,869
Total Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	14,937,976	13,442,780	13,786,173
Revenue from health care products	3,856,453	3,607,115	3,624,767
Revenue	18,794,429	17,049,895	17,410,940
Total Segment | Other revenue
Segment and corporate information
Revenue	555,116	515,296	408,479
North America Segment
Segment and corporate information
Revenue	13,549,928	12,087,711	12,478,420
Operating income	1,475,558	1,643,918	2,119,737
Depreciation and amortization	(1,086,609)	(983,568)	(997,509)
Impairment loss	(84,874)	(19,814)	(1,231)
Income (loss) from equity method investees	73,699	90,123	87,493
Total assets	23,716,516	22,667,874	21,358,156
thereof investments in equity method investees	437,986	459,231	413,401
Additions of property, plant and equipment, intangible assets and right of use assets	696,504	872,647	1,162,847
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	11,948,330	10,622,787	11,060,231
Revenue from health care products	1,131,263	1,051,878	1,094,828
Revenue	13,079,593	11,674,665	12,155,059
North America Segment | Other revenue
Segment and corporate information
Revenue	470,335	413,046	323,361
EMEA Segment
Segment and corporate information
Revenue	2,851,209	2,764,766	2,762,588
Operating income	256,108	309,327	411,674
Depreciation and amortization	(194,554)	(195,032)	(191,204)
Impairment loss	(3,658)	(12,146)	(2,266)
Income (loss) from equity method investees	(9,377)	(1,074)	4,237
Total assets	3,876,332	3,943,175	3,879,386
thereof investments in equity method investees	203,759	197,717	215,650
Additions of property, plant and equipment, intangible assets and right of use assets	165,196	206,248	249,401
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	1,456,175	1,379,151	1,364,976
Revenue from health care products	1,368,612	1,336,921	1,363,820
Revenue	2,824,787	2,716,072	2,728,796
EMEA Segment | Other revenue
Segment and corporate information
Revenue	26,422	48,694	33,792
Asia-Pacific Segment
Segment and corporate information
Revenue	2,151,549	2,009,790	1,894,178
Operating income	339,672	349,599	343,632
Depreciation and amortization	(108,360)	(105,934)	(110,400)
Impairment loss	(240)	(3,684)	(1,065)
Income (loss) from equity method investees	969	2,163	2,950
Total assets	2,989,350	3,042,941	2,830,867
thereof investments in equity method investees	104,830	104,077	105,661
Additions of property, plant and equipment, intangible assets and right of use assets	85,719	130,632	143,939
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	980,792	941,627	876,036
Revenue from health care products	1,115,914	1,017,262	969,674
Revenue	2,096,706	1,958,889	1,845,710
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	54,843	50,901	48,468
Latin America Segment
Segment and corporate information
Revenue	796,859	702,924	684,233
Operating income	23,754	11,959	(156,555)
Depreciation and amortization	(43,709)	(38,890)	(35,731)
Impairment loss	(3)	(493)	(194,468)
Income (loss) from equity method investees	1,268	963	18
Total assets	853,985	787,207	724,124
thereof investments in equity method investees	27,149	25,880	26,401
Additions of property, plant and equipment, intangible assets and right of use assets	44,691	50,374	50,682
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	552,679	499,215	484,930
Revenue from health care products	240,664	201,054	196,445
Revenue	793,343	700,269	681,375
Latin America Segment | Other revenue
Segment and corporate information
Revenue	3,516	2,655	2,858
Corporate
Segment and corporate information
Revenue	48,472	53,494	39,644
Operating income	(583,337)	(462,513)	(414,079)
Depreciation and amortization	(285,570)	(261,943)	(252,025)
Impairment loss	(30,786)	(2,172)
Income (loss) from equity method investees			(180)
Total assets	4,317,931	3,925,361	2,896,503
Additions of property, plant and equipment, intangible assets and right of use assets	326,311	296,963	395,654
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	28,604	36,658	24,416
Revenue from health care products	19,868	16,836	15,228
Revenue	48,472	53,494	39,644
Operating Segments | Total Segment
Segment and corporate information
Revenue	19,370,023	17,597,882	17,854,648
Operating Segments | North America Segment
Segment and corporate information
Revenue	13,569,161	12,119,580	12,507,173
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	2,851,209	2,764,766	2,768,521
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	2,151,666	2,010,410	1,894,417
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	797,987	703,126	684,537
Operating Segments | Corporate
Segment and corporate information
Revenue	27,994	20,803	4,415
Inter-segment | Total Segment
Segment and corporate information
Revenue	(20,478)	(32,691)	(35,229)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(19,233)	(31,869)	(28,753)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue			(5,933)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(117)	(620)	(239)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue	(1,128)	(202)	(304)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 20,478	€ 32,691	€ 35,229